Reconciliation of Differences between Basic and Diluted EPS - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Potential shares of common stock upon the exercise of stock acquisition rights and convertible bonds excluded from the computation of diluted EPS	22,417	19,383	17,600